Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE	$ 1,016,962	$ 3,434,561
REVENUE – RELATED PARTY		18,060
TOTAL REVENUE	1,016,962	3,452,621
COST OF REVENUE	(297,333)	(775,855)
GROSS PROFIT	719,629	2,676,766
SELLING	(394,682)	(376,582)
COMMISSION	(316,267)	(830,659)
GENERAL AND ADMINISTRATIVE	(1,745,734)	(1,627,660)
PROVISION FOR DOUBTFUL ACCOUNTS	(121,514)
TOTAL OPERATING EXPENSES	(2,578,197)	(2,834,901)
LOSS FROM OPERATIONS	(1,858,568)	(158,135)
OTHER (EXPENSES) INCOME
Other (Expenses) Income, net	(42,753)	164,283
Unrealized holding (loss) gain on marketable securities	(505,231)	350,137
Dividend income from marketable securities	18,939	160,062
TOTAL OTHER (EXPENSES) INCOME, NET	(529,045)	674,482
(LOSS) INCOME BEFORE INCOME TAXES	(2,387,613)	516,347
PROVISION FOR INCOME TAXES	(137,067)	(161,581)
NET (LOSS) INCOME	(2,524,680)	354,766
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	436
NET (LOSS) INCOME ATTRIBUTABLE TO AGAPE ATP CORPORATION	(2,524,244)	354,766
NET (LOSS) INCOME	(2,524,680)	354,766
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(87,615)	171,231
TOTAL COMPREHENSIVE (LOSS) INCOME	(2,612,295)	525,997
Less: Comprehensive loss attributable to non-controlling interests	(433)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO AGAPE ATP CORPORATION	$ (2,611,862)	$ 525,997
(LOSS) EARNINGS PER SHARE
Basic and diluted	$ (0.01)	$ 0.00
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING
Basic and diluted	376,216,452	376,387,778